Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 12, 2024	Mar. 27, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)			73,208,586	76,804,474
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share)	$ 0.05
Cash dividend declared	$ 3.7
Stock repurchased and canceled (in shares)		33,064
Common stock, shares outstanding (in shares)		73,175,552